TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
North America [Member]
Tranfers of Financial Assets [Line Items]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets [Table Text Block]

Impact to Carrying Value In millions
10% adverse change	$2
20% adverse change	$5

Schedule of Certain Cash Flows Between the Company and the Conduits

Cash Proceeds
In millions	2010
Sale of receivables	$264
Collections reinvested in revolving receivables	$18,952
Interests in conduits (1)	$974
(1) Presented in "Operating Activities" in the consolidated statements of cash flows.

Europe [Member]
Tranfers of Financial Assets [Line Items]
Schedule of Certain Cash Flows Between the Company and the Conduits

Cash Proceeds
In millions	2010
Sale of receivables	$554
Collections reinvested in revolving receivables	$3,914
Interests in conduits (1)	$64
(1) Presented in "Operating Activities" in the consolidated statements of cash flows.

Asia Pacific [Member]
Tranfers of Financial Assets [Line Items]
Schedule of Certain Cash Flows Between the Company and the Third-Party Holders of the Participating Interests

Cash Proceeds
In millions	2010
Sale of participating interests	$218
Collections reinvested in revolving receivables	$195

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]

Trade Accounts Receivable In millions	Dec 31, 2010
Derecognized from the consolidated balance sheet	$25
Outstanding in the consolidated balance sheet	281
Total accounts receivable in select Asia Pacific entities	$306